Fair Value Measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements - $ / shares	5 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Schedule of quantitative information regarding Level 3 fair value measurements [Abstract]
Stock price (in Dollars per share)	$ 9.67	$ 10.01
Term to initial business combination (in years)	1 year	9 months
Volatility	11.50%	20.00%
Risk-free rate	1.76%	0.47%
Dividend yield	0.00%	0.00%